Insurance Contracts - Summary of Interest rate risk (Detail) - Interest rate risk [member] - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Insurance contracts issued [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Increase decrease in profit loss due to reasonably possible increase insurance contracts	[1],[2]	₩ 220,772	₩ 61,481
Increase decrease in profit loss due to reasonably possible decrease insurance contracts	[1],[2]	(575,881)	(181,638)
Increase decrease in equity due to reasonably possible increase insurance contracts	[1],[2]	3,062,364	2,564,359
Increase decrease in equity due to reasonably possible decrease insurance contracts	[1],[2]	(4,227,958)	(3,561,242)
Reinsurance contracts held [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Increase decrease in profit loss due to reasonably possible increase reinsurance contracts	[1],[2]	(149)	(110)
Increase decrease in profit loss due to reasonably possible decrease reinsurance contracts	[1],[2]	254	212
Increase decrease in equity due to reasonably possible increase reinsurance contracts	[1],[2]	6,480	6,246
Increase decrease in equity due to reasonably possible decrease reinsurance contracts	[1],[2]	₩ (8,498)	₩ (8,328)

[1]	For insurance contracts (original insurance and accepted reinsurance) and reinsurance contracts, the impacts are on liability for remaining coverage.
[2]	No shocks were applied to the risk adjustment within the fulfillment cash flows.